10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 7) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Recognized tax loss-carryforwards	$ 111	$ 52
2020
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Recognized tax loss-carryforwards	0	3
2021
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Recognized tax loss-carryforwards	4	18
2022
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Recognized tax loss-carryforwards	3	4
2023
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Recognized tax loss-carryforwards	38	27
2024
DisclosureOfTaxLossCarryforwardsLineItems [Line Items]
Recognized tax loss-carryforwards	$ 66	$ 0